Shareholder Report, Holdings (Details) - C000245003	Aug. 31, 2024
922908553 | Vanguard Real Estate ETF
Holdings [Line Items]
Percent of Net Asset Value	19.80%
81369Y886 | Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.80%
81369Y209 | Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.60%
464287713 | iShares US Telecommunications ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
78464A870 | SPDR S&P Biotech ETF
Holdings [Line Items]
Percent of Net Asset Value	19.40%
Equity
Holdings [Line Items]
Percent of Net Asset Value	98.20%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%